Commissions and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Commissions and Expenses

	2020	2019	2018
Commissions	2,283	2,423	2,445
Employee expenses	1,995	2,149	2,061
Administration expenses	1,593	1,537	1,477
Deferred expenses	(741)	(832)	(831)
Amortization of deferred expenses	767	755	928
Amortization of VOBA and future servicing rights	87	120	144
Total	5,983	6,153	6,224

Included in administration expenses:
Depreciation of equipment, software and real estate held for own use	101	87	80

Summary of Employee Expenses

Employee expenses	2020	2019	2018
Salaries	1,316	1,321	1,261
Post-employment benefit costs	199	287	277
Social security charges	125	127	120
Other personnel costs	318	378	367
Shares	37	36	36
Total	1,995	2,149	2,061

Included in employee expenses:
Defined contribution expenses	36	43	44

Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff
The following overview contains the cumulative number of shares and their status in relation to active Long Term Incentive Plans, variable compensation allocated to Material Risk Takers, shares allocated as fixed compensation and shares allocated as part of a sign-on arrangement.

Number of shares per plan year

	2016	2017	2018	2019	2020	Total
Conditionally granted 1)	6,809,814	6,722,418	6,513,984	7,378,113	8,381,086	35,805,415
Allocated 2)	7,155,420	7,461,564	6,123,546	6,761,360		27,501,890
1	The at target number of shares which were conditionally granted for the plan year.
2	The allocated number of shares based on the actual performance during the plan year.
Number of shares per plan year

	2016	2017	2018	2019	2020	Total
Unvested at January 1, 2019	6,243,971	7,244,231	6,680,355	-	-	20,168,557
Conditionally granted as variable compensation 1)	-	-	-	7,378,113	-	7,378,113
Allocated 2)	22,580	30,730	(390,438)	958,501	-	621,373
Forfeited	(44,746)	(331,606)	(169,383)	-	-	(545,735)
Vested	(2,530,968)	(426,360)	(457,079)	(6,600)	-	(3,421,007)
Unvested at December 31, 2019	3,690,837	6,516,995	5,663,455	8,330,014	-	24,201,301
Conditionally granted as variable compensation 1)	-	-	-	-	8,381,086	8,381,086
Allocated 2)	-	4,436	38,502	(616,753)	954,850	381,035
Forfeited	(10,376)	(55,039)	(199,587)	(94,970)	(17,644)	(377,616)
Vested	(3,680,461)	(2,604,178)	(250,819)	(277,523)	(66,526)	(6,879,507)
Unvested at December 31, 2020	-	3,862,214	5,251,551	7,340,768	9,251,766	25,706,299

Grant price (in EUR) 3)	5.128	5.246	5.405	4.162	4.083

	3.990 to	4.040 to	4.143 to	2.741 to	1.794 to
Fair value of shares at grant date (in EUR) 4)	4.898	4.933	5.054	3.737	3.796
1	The at target number of shares which were conditionally granted as variable compensation for the plan year.
2
Shares allocated in the same year are a combination of shares allocated as fixed compensation and sign-on shares which have been allocated during that year (e.g. the 958,501 shares allocated during the calendar year 2019 in relation to the 2019 plan year). Shares allocated during a calendar year in relation to the previous plan year concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated (e.g. the -390,438 share correction during 2019 for the 2018 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2019 a correction of 30,760 shares was made to the 2017 plan year).

3
This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2020 plan year, this is the VWAP for the period December 15, 2019 to January 15, 2020.

4
These fair values were adjusted for expected dividend (for which the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable). The fair values for sign-on shares differed from the other shares when the commencement date was after January 2.

Aegon N.V [member]
Statement [LineItems]
Summary of Commissions and Expenses

	2020	2019
Employee expenses	86	88
Administration expenses	58	77
Cost sharing to group companies	(72)	(91)
Total	71	74